Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000201187
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Equity Fund
Class Name	Class I
Trading Symbol	SPUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 18.35% but trailed its benchmark, the MSCI US Broad Market Index (USD) (TR), by 2.06%. The fund seeks to outperform its benchmark by taking a multi-factor approach, specifically, by systematically overweighting US stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small capitalization stock risk (size) by deviating from market-cap weighting to gain factor exposure and exposure to low volatility stocks (low risk). With respect to investment style factors, size, quality, and momentum stocks bested the broad market benchmark in the US while value and low risk detracted. In the trailing 3-year period, the Fund was up 18.60% annualized but trailed its benchmark by 2.13%. The longer-term relative underperformance was driven primarily by the underperformance of value stocks relative to growth stocks and small cap stocks relative to large cap stocks.

Fiscal 2026 was a very strong year for equity investors across the globe, including the US. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI). Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US equity returns were strong.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic US Equity Fund, Class I Shares	MSCI US Broad Market Index (USD) (TR)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,626	$10,863
Aug/20	$11,341	$13,192
Aug/21	$15,446	$17,632
Aug/22	$14,050	$15,285
Aug/23	$15,522	$17,571
Aug/24	$19,600	$22,164
Aug/25	$21,876	$25,681
Aug/26	$25,891	$30,922

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Equity Fund, Class I Shares	18.35%	10.88%	12.96%
MSCI US Broad Market Index (USD) (TR)Footnote Reference*	20.41%	11.89%	15.56%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 442,872,825
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 1,468,066
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$442,872,825	530	$1,468,066	15%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Future	0.0%
Real Estate	0.2%
Short-Term Investment	0.5%
Utilities	0.9%
Materials	1.9%
Consumer Staples	3.2%
Energy	4.2%
Communication Services	5.3%
Consumer Discretionary	5.6%
Health Care	5.6%
Financials	9.9%
Industrials	10.1%
Information Technology	20.4%
Registered Investment Companies	32.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	4.9%
DFA US Targeted Value Portfolio, Cl I	3.9%
DFA Real Estate Securities Portfolio, Cl I	3.5%
Microsoft	3.4%
Dimensional US Targeted Value ETF	3.4%
Apple	3.1%
NVIDIA	2.9%
Vanguard US Value Factor ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.5%
Avantis US Small Capital Value ETF	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-equity-fund/
C000201184
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic International Equity Fund
Class Name	Class I
Trading Symbol	SPILX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/international-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 26.91% and bested its benchmark, the MSCI ACWI ex-USA IMI Index (USD) (NR), by 0.54%. The fund seeks to outperform its benchmark by taking a multi-factor approach, specifically by systematically overweighting ex-USA stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to investment style factors, in ex-USA Developed Markets, size, quality, and low risk underperformed while value and momentum outperformed. In Emerging Markets, size, quality, value, and low risk underperformed while only momentum outperformed. The fund’s relative performance was helped by an overweight to Emerging Markets which outperformed ex-USA Developed Markets in the Fiscal Year. The dispersion in the style factor returns highlights the need to diversify across investment styles. In the trailing 3-year period, the Fund was up 20.57% annualized and bested its benchmark by 0.72%.

Fiscal 2026 was a very strong year for equity investors across the globe, especially for ex-USA equity. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, ex-USA equity returns were strong.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic International Equity Fund, Class I Shares	MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,293	$10,391
Aug/20	$10,744	$11,291
Aug/21	$13,728	$14,260
Aug/22	$11,218	$11,413
Aug/23	$12,398	$12,739
Aug/24	$14,552	$15,005
Aug/25	$17,124	$17,353
Aug/26	$21,733	$21,928

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic International Equity Fund, Class I Shares	26.91%	9.62%	10.46%
MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	26.37%	8.99%	10.58%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 243,278,836
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 829,106
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$243,278,836	308	$829,106	15%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	6.7%
Brazil	0.8%
United Kingdom	1.0%
United States	1.5%
Italy	1.9%
Short-Term Investment	2.2%
Spain	2.2%
Canada	2.7%
Taiwan	3.3%
China	3.3%
South Korea	3.4%
Japan	5.8%
Registered Investment Companies	65.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.3%
DFA Emerging Markets Portfolio, Cl I	7.6%
Avantis Emerging Markets Equity ETF	6.0%
DFA International Value Portfolio, Cl I	5.1%
DFA International Small Cap Value Portfolio, Cl I	5.0%
DFA International High Relative Profitability Portfolio, Cl I	4.9%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.2%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.1%
Avantis International Small Cap Value ETF	3.0%
Dimensional Emerging Markets High Profitability ETF	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/international-equity-fund/
C000201182
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Equity Fund
Class Name	Class I
Trading Symbol	SPGEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 21.83% but trailed its benchmark, the MSCI ACWI IMI (USD) (NR), by 0.52%. The fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark specifically by systematically overweighting global stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to US investment style factors, size, quality, and momentum stocks bested the broad US equity market benchmark while low risk and value detracted. With respect to investment style factors, in ex-USA Developed Markets, size, quality, and low risk underperformed while value and momentum outperformed. In Emerging Markets, size, quality, value, and low risk underperformed while only momentum outperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 19.40% annualized and trailed its benchmark by 0.71% primarily due to the relative underperformance of US value and small capitalization stocks.

Fiscal 2026 was a very strong year for equity investors across the globe, especially for ex-USA equity. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026 up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, global equity returns were strong.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic Global Equity Fund, Class I Shares	MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,499	$10,625
Aug/20	$11,126	$12,266
Aug/21	$14,752	$15,959
Aug/22	$12,889	$13,367
Aug/23	$14,190	$15,149
Aug/24	$17,393	$18,576
Aug/25	$19,824	$21,455
Aug/26	$24,151	$26,251

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Equity Fund, Class I Shares	21.83%	10.36%	11.96%
MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	22.35%	10.47%	13.16%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 410,663,718
Holdings Count | Holding	797
Advisory Fees Paid, Amount	$ 1,445,158
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$410,663,718	797	$1,445,158	17%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	3.3%
United Kingdom	0.4%
Sweden	0.4%
Spain	0.9%
Italy	1.0%
Canada	1.0%
Short-Term Investment	1.3%
China	1.5%
South Korea	1.5%
Taiwan	1.5%
Japan	2.7%
Registered Investment Companies	41.8%
United States	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	3.3%
DFA Large Cap International Portfolio, Cl I	2.9%
iShares MSCI USA Momentum Factor ETF	2.7%
DFA Real Estate Securities Portfolio, Cl I	2.5%
Microsoft	2.0%
DFA International Small Cap Value Portfolio, Cl I	1.9%
Vanguard US Value Factor ETF	1.8%
DFA US Targeted Value Portfolio, Cl I	1.7%
DFA International Value Portfolio, Cl I	1.7%
Avantis US Small Capital Value ETF	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund/
C000201186
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Tax-Managed Global Equity Fund
Class Name	Class I
Trading Symbol	SPGTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund-2/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 24.46% and bested its benchmark, the MSCI ACWI IMI (USD) (NR), by 2.11%. The fund seeks to outperform its benchmark by taking a multi-factor approach with a bias to US equities relative to the benchmark, specifically by systematically overweighting global stocks with low price relative to a fundamental (value), with strong earnings (quality), and with strong relative performance in the previous 12 months (momentum). Additionally, the fund has exposure to small cap stock risk (size) by deviating from market-cap weighting to gain factor exposure and to low volatility stocks (low risk). With respect to US investment style factors, size, quality, and momentum stocks bested the broad US equity market benchmark while low risk and value detracted. With respect to investment style factors, in ex-USA Developed Markets, size, quality, and low risk underperformed while value and momentum outperformed. In Emerging Markets, size, quality, value, and low risk underperformed while only momentum outperformed. The overweight in US equities detracted from relative performance in the fiscal year. In the trailing 3-year period, the Fund was up 20.02% annualized and trailed its benchmark by 0.09%.

Fiscal 2026 was a very strong year for equity investors across the globe, especially for ex-US equity. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, global equity returns were strong.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,520	$10,625
Aug/20	$11,219	$12,266
Aug/21	$14,840	$15,959
Aug/22	$12,869	$13,367
Aug/23	$14,402	$15,149
Aug/24	$17,438	$18,576
Aug/25	$20,005	$21,455
Aug/26	$24,899	$26,251

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	24.46%	10.91%	12.40%
MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	22.35%	10.47%	13.16%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 193,766,732
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 345,221
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$193,766,732	34	$345,221	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.2%
Registered Investment Companies	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	14.9%
Dimensional US Equity Market ETF	13.8%
AQR International Multi-Style Fund, Cl R6	10.5%
DFA US High Relative Profitability Portfolio, Cl I	6.4%
AQR Emerging Multi-Style II Fund, Cl R6	5.8%
Dimensional US Marketwide Value ETF	5.1%
Dimensional US Targeted Value ETF	5.0%
DFA Large Cap International Portfolio, Cl I	4.0%
DFA Emerging Markets Portfolio, Cl I	3.0%
DFA International Small Cap Value Portfolio, Cl I	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund-2/
C000201188
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPUBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 1.95% and bested its benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), by 0.06%. The fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting US corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.92% and trailed its benchmark by 0.16%.

Fiscal 2026 was a good year for US fixed income investors. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling (or rising less than longer maturities) but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.87% (i.e., 4.24% to 4.99%) over the fiscal year, while the market yield on the 1-month Constant Maturity Treasury fell 0.31% (i.e., 4.24% to 3.93%) over the same period. Corporate credit spreads in the US generally widened during the year for both investment grade and high-yield debt.

Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025 . The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US fixed income returns were resilient.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Nov/18	$10,000	$10,000
Aug/19	$10,775	$11,180
Aug/20	$11,316	$11,904
Aug/21	$11,301	$11,894
Aug/22	$10,287	$10,524
Aug/23	$10,264	$10,399
Aug/24	$10,961	$11,158
Aug/25	$11,300	$11,508
Aug/26	$11,521	$11,725

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	1.95%	0.39%	1.83%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	1.89%	-0.29%	2.06%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 161,665,055
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 334,646
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,665,055	449	$334,646	50%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
U.S. Government Agency Obligation	0.3%
Municipal Bonds	0.5%
Asset-Backed Securities	0.5%
Sovereign Debt	1.3%
Mortgage-Backed Securities	24.7%
U.S. Treasury Obligations	26.5%
Corporate Obligations	45.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes, 1.75%, 11/15/2029	3.7%
U.S. Treasury Notes, 4.25%, 8/15/2035	2.6%
U.S. Treasury Bonds, 2.50%, 2/15/2046	2.4%
U.S. Treasury Bonds, 4.75%, 8/15/2055	2.2%
FNMA, 2.00%, 3/1/2052	1.7%
U.S. Treasury Bonds, 1.88%, 2/15/2041	1.3%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.3%
U.S. Treasury Notes, 3.25%, 6/30/2029	1.1%
U.S. Treasury Notes, 0.88%, 11/15/2030	1.1%
FNMA, 2.00%, 5/1/2051	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-systematic-fixed-income-fund/
C000201185
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	SPMFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/municipal-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had good absolute performance in FY 2026 and was up 2.78% and trailed its benchmark, the Bloomberg US Municipal Bond Index (USD), by 1.34%. In the trailing 3-year period, the Fund returned 2.53% annualized and trailed its benchmark by 0.97%.

Fiscal 2026 was a good year for US municipal bond investors. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.32% (i.e., 3.91% to 4.23%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell 0.55% (i.e., 4.38% to 3.83%) over the same period. Corporate credit spreads in the US generally widened during the year for both investment grade and high-yield debt.

Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. US GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US municipal bond returns were resilient.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	Bloomberg US Municipal Bond Index (USD)	S&P Short Term National AMT-Free Muni. Bond (USD) (TR)Footnote Reference*
Nov/18	$10,000	$10,000	$10,000
Aug/19	$10,310	$11,019	$10,388
Aug/20	$10,466	$11,376	$10,633
Aug/21	$10,477	$11,762	$10,730
Aug/22	$10,105	$10,747	$10,428
Aug/23	$10,232	$10,930	$10,595
Aug/24	$10,628	$11,595	$11,040
Aug/25	$10,730	$11,604	$11,410
Aug/26	$11,028	$12,082	$11,629

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	2.78%	1.03%	1.26%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	2.45%
S&P Short Term National AMT-Free Muni. Bond (USD) (TR)Footnote Reference*	1.93%	1.62%	1.95%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 39,977,392
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,977,392	10	$-	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.1%
Registered Investment Companies	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional National Municipal Bond ETF	20.0%
Vanguard Tax-Exempt Bond Index ETF	16.5%
iShares Short-Term National Muni Bond ETF	16.0%
iShares National Muni Bond ETF	15.8%
Vanguard Intermediate Tax-Exempt Bond ETF	9.8%
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	8.0%
Vanguard Short-Term Tax-Exempt Bond ETF	4.5%
Schwab Municipal Bond ETF	4.5%
iShares High Yield Muni Active ETF	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/municipal-fixed-income-fund/
C000201183
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPGBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2026 and was up 1.72% but trailed its benchmark, the Bloomberg Global Aggregate Hedged Index, by 0.03%. The fund seeks to outperform its benchmark using a systematic multi-factor approach to selecting global corporate fixed income securities. In the trailing 3-year period, the Fund returned 3.82% annualized and trailed its benchmark by 0.39%.

Fiscal 2026 was a good year for fixed income investors across the globe. The US Treasury yield curve steepened during the fiscal year, with shorter maturities falling (or rising less than longer maturities) but longer dated maturities rising. The market yield on the 10-year Constant Maturity US Treasury rose 0.87% (i.e., 4.24% to 4.99%) over the fiscal year, while the market yield on the 1-month Constant Maturity Treasury fell 0.31% (i.e., 4.24% to 3.93%) over the same period. Corporate credit spreads in the US generally widened during the year for both investment grade and high-yield debt.

Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI) worldwide. Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps each early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. US GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, global fixed income returns were resilient.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	Bloomberg Global Aggregate Hedged Index
Nov/18	$10,000	$10,000
Aug/19	$11,058	$11,138
Aug/20	$11,407	$11,502
Aug/21	$11,413	$11,589
Aug/22	$10,082	$10,431
Aug/23	$10,056	$10,489
Aug/24	$10,757	$11,273
Aug/25	$11,062	$11,667
Aug/26	$11,252	$11,872

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	1.72%	-0.28%	1.52%
Bloomberg Global Aggregate Hedged Index	1.75%	0.48%	2.22%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 272,938,133
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 723,065
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$272,938,133	674	$723,065	107%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Forwards	-0.1%
Futures Contracts	0.0%
Asset-Backed Securities	0.2%
Short-Term Investment	1.2%
U.S. Treasury Obligations	5.2%
Mortgage-Backed Securities	10.2%
Sovereign Debt	39.8%
Corporate Obligations	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
China Government Bond	1.9%
China Government Bond	1.8%
French Republic Government Bond OAT	1.7%
U.S. Treasury Bonds, 1.75%, 8/15/2041	1.5%
China Government Bond	1.5%
U.S. Treasury Bonds, 1.25%, 5/15/2050	1.2%
China Government Bond	1.2%
Japan Government Ten Year Bond	1.2%
China Government Bond	1.2%
Japan Government Ten Year Bond	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-systematic-fixed-income-fund/
C000201181
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Alternatives Fund
Class Name	Class I
Trading Symbol	SPATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/alternatives-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund was up 15.14% in FY 2026. In comparison, global equities as represented by the MSCI ACWI IMI (USD) (NR) was up 22.35%. In the trailing 3-year period, the Fund was up 10.40% annualized while the MSCI ACWI IMI (USD) (NR) was up 20.11%.

Our alternatives fund has three main themes. Specifically, managed futures, long-short styles across asset classes, and diversified arbitrage strategies. In FY 2026, all three themes both resulted in positive performance. The Fund seeks to provide an uncorrelated return stream to equity markets and with lower risk as measured by standard deviation of returns. Over the trailing 3 years, the pairwise correlation of the Fund to global equity returns using monthly returns was -0.04 with the Fund’s annualized standard deviation of monthly returns approximately one-third of that for global equity. Investors can benefit from having additional diversification to alternative asset classes as compared to portfolios with exposure only to traditional asset classes such as global equity.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic Alternatives Fund, Class I Shares	MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡
Nov/18	$10,000	$10,000
Aug/19	$10,239	$10,625
Aug/20	$9,815	$12,266
Aug/21	$10,899	$15,959
Aug/22	$12,190	$13,367
Aug/23	$12,892	$15,149
Aug/24	$13,919	$18,576
Aug/25	$15,067	$21,455
Aug/26	$17,349	$26,251

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Alternatives Fund, Class I Shares	15.14%	9.74%	7.31%
MSCI ACWI IMI (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡	22.35%	10.47%	13.16%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,361,656
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,361,656	6	$-	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	9.6%
Registered Investment Companies	95.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	28.4%
AQR Managed Futures Strategy Fund, Cl R6	23.9%
Stone Ridge Diversified Alternatives Fund, Cl I	19.1%
AQR Style Premia Alternative Fund, Cl R6	18.8%
AQR Alternative Risk Premia Fund, Cl R6	5.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/alternatives-fund/
C000263548
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Sector Momentum ETF
Class Name	Symmetry Panoramic Sector Momentum ETF
Trading Symbol	SMOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Symmetry Panoramic Sector Momentum ETF (the "Fund") for the period from September 9, 2025 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Sector Momentum ETF	$69	0.65%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.
Footnote†	The expense ratio includes non-routine expenses. Had these expenses been excluded the ratio would have been 0.55%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund had strong absolute performance from its inception on 9/9/2025 through the end of FY 2026 and was up 16.74% but trailed its benchmark, the S&P 500 Index (USD) (TR), by 2.61%. The fund seeks to outperform its benchmark by allocating to the sectors of the S&P 500 Index (USD) (TR) that exhibit the strongest relative performance in the previous 6 and 12 months (momentum). In FY 2026, the S&P 500 Index (USD) (TR) was led by energy, technology, and health care sectors. They were the only three sectors that outperformed the S&P 500 Index (USD) (TR). The energy sector returns being driven by earnings growth related to rising energy prices and the technology sector’s performance being driven by optimism surrounding Artificial Intelligence (AI). The fund had allocations to the three top performing sectors at times across the period. Allocations to under-performing sectors (e.g., industrials, materials, consumer staples, communications, and real estate) detracted.

Fiscal 2026 was a very strong year for equity investors across the globe including the US. Much of the year focused on the impact of the imposition of tariffs and the turmoil in the Middle East impacting energy prices. Markets were buoyed by strong earnings growth in the US and the enthusiasm related to Artificial Intelligence (AI). Despite the global equity market’s initial negative reaction to the proposed tariffs, the market recovered strongly, led by a surge in equities outside the US and AI-related stocks in the US. The Fed continued its policy of easing in Fiscal 2026 with a series of three rate cuts of 25 bps early in the Fiscal Year. As of the end of Fiscal 2026, the Fed Funds target stood at 350-375 bps as compared to 425-450 bps at the beginning of Fiscal 2026. GDP growth remained positive throughout FY 2026 coming in at 2.2%, while US inflation as measured by year over year CPI change was 3.4% in Fiscal 2026, up from 2.9% in Fiscal 2025. The higher prices, tariffs, and the turmoil in the Middle East portend Fed tightening soon. Despite the concerns about the impact of tariffs and energy prices on inflation and output, US equity returns were strong.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Symmetry Panoramic Sector Momentum ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/25	$10,000	$10,000
Sep/25	$10,323	$10,276
Oct/25	$10,383	$10,517
Nov/25	$10,195	$10,543
Dec/25	$10,300	$10,549
Jan/26	$10,428	$10,702
Feb/26	$10,452	$10,621
Mar/26	$9,960	$10,092
Apr/26	$10,723	$11,151
May/26	$11,115	$11,738
Jun/26	$11,115	$11,626
Jul/26	$11,259	$11,618
Aug/26	$11,674	$11,935

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Cumulative Since Inception
Symmetry Panoramic Sector Momentum ETF	16.74%
S&P 500 Index (USD) (TR)Footnote Reference*	19.35%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 74,517,330
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 287,289
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,517,330	6	$287,289	155%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Registered Investment Companies	100.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
State Street Energy Select Sector SPDR ETF	30.4%
State Street Technology Select Sector SPDR ETF	26.9%
State Street Industrial Select Sector SPDR ETF	20.8%
State Street Materials Select Sector SPDR ETF	11.0%
State Street Health Care Select Sector SPDR ETF	5.8%
State Street Real Estate Select Sector SPDR ETF	5.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/

[1]	The expense ratio includes non-routine expenses. Had these expenses been excluded the ratio would have been 0.55%.